MANAGEMENT OF FINANCIAL RISKS - Summary Of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	€ 0	€ 0	€ 2,169
Conditional advances	0	5,281	4,421
Other financial liabilities	40	38	35
Lease liabilities	3,455	9,979	10,804	€ 12,703
Trade and fixed assets payables	5,115	14,154	20,910
Financial liabilities	10,112	15,396	16,644
Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	0	0	2,400
Conditional advances	0	5,281	4,421
Bank loans	10,073	10,077	10,098
Other financial liabilities	40	38	35
Lease liabilities	3,455	9,979	10,804
Trade and fixed assets payables	1,562	2,487	4,792
Financial liabilities	15,130	27,862	32,550
Less than one year
Disclosures Of Financial Risk Management [Line Items]
Convertible notes			2,169
Conditional advances			0
Other financial liabilities			0
Lease liabilities	775	1,817	1,607
Financial liabilities	2,565	164	2,265
Less than one year | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes			2,400
Conditional advances			0
Bank loans	2,565	164	98
Other financial liabilities			0
Lease liabilities	775	1,817	1,607
Trade and fixed assets payables	1,562	2,487	4,792
Financial liabilities	4,902	4,468	8,897
One to five years | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes			0
Conditional advances			0
Bank loans	7,508	9,438	7,929
Other financial liabilities	40	38	35
Lease liabilities	1,968	4,803	5,151
Trade and fixed assets payables			0
Financial liabilities	9,516	14,279	13,115
More than five years
Disclosures Of Financial Risk Management [Line Items]
Convertible notes			0
Conditional advances		5,281	4,421
Other financial liabilities			0
Lease liabilities	712	3,359	4,046
Financial liabilities	0	5,756	6,507
More than five years | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes			0
Conditional advances	0	5,281	4,421
Bank loans	0	475	2,071
Other financial liabilities			0
Lease liabilities	712	3,359	4,046
Trade and fixed assets payables			0
Financial liabilities	€ 712	€ 9,115	€ 10,538